BRIGADE HIGH INCOME FUND

SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

			Shares	Value (Note 2)
COMMON STOCKS (0.90%)
Communications (0.13%)
Beasley Broadcast Group, Inc.(a)(b)(c)			2,640	$24,499
XPLORE INC/STONEPEAK FALCON(a)(c)(d)			71,771	806,360
Total Communications				830,859

Consumer, Cyclical (0.06%)
Libbey Glass Inc.(a)(c)			166,360	374,310

Consumer, Non-cyclical (0.46%)
Aquity Holdings Inc.(a)(b)(c)(d)			122,254	18,662
Envision Healthcare Corp.(a)(c)			252,621	2,810,409
Total Consumer, Non-cyclical				2,829,071

Technology (0.25%)
Avaya Holdings Corp.(a)(b)(c)(d)			48,689	940,184
Matrix Parent, Inc.(a)(c)(d)			37,758	585,249
New Procera GP Company (Sandvine)(a)(c)(d)			89,998	1
Procera II LP (Sandvine)(a)(c)(d)			89,998	1
Total Technology				1,525,435

TOTAL COMMON STOCKS
(Cost $5,493,553)				5,559,675

	Rate	Maturity Date	Principal Amount	Value (Note 2)
BANK LOANS (33.47%)
Basic Materials (0.61%)
Spectrum Group Buyer, Inc.(e)	3M SOFR + 6.50%, 0.75% Floor	5/19/2028	$4,551,374	$3,798,713

Communications (3.44%)
CMG Media Corp.(e)	3M SOFR + 3.50%	12/17/2026	3,379,785	3,032,309
Cox Media Group TL(e)	3M SOFR + 3.50%	6/18/2029	168,075	149,903
Hubbard Radio LLC(e)	1M SOFR + 4.25%, 1.00% Floor	3/28/2025	2,830,152	2,264,122
Plusgrade, Inc.(e)	3M SOFR + 4.00%	3/4/2031	2,351,190	2,362,946
StubHub Holdco Sub LLC(e)	1M SOFR + 4.75%	3/15/2030	1,876,317	1,877,105
Syniverse Holdings LLC(e)	3M SOFR + 7.00%, 0.50% Floor	5/13/2027	5,492,829	5,498,541
Viasat, Inc.(e)	1M SOFR + 4.50%, 0.50% Floor	5/30/2030	1,404,731	1,251,531
XPLORE CVR(e)	1M SOFR + 1.614%	12/31/2049	5,390	3
Xplore TL(e)	1M SOFR + 5.114%	10/24/2029	375,653	369,079
Xplore TL(e)	1M SOFR + 1.614%	10/24/2031	1,273,096	1,031,208
Zayo Group Holdings, Inc.(e)	1M SOFR + 3.00%	3/9/2027	3,711,222	3,468,434
Total Communications				21,305,181

Consumer Cyclical (0.39%)
Harrah's Oklahoma TL(e)	1M SOFR + 9.00%	10/10/2030	2,403,094	2,397,086

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer, Cyclical (8.43%)
Alterra Mountain(e)	1M SOFR + 2.75%	5/2/2028	$2,075,099	$2,086,782
Atlantic Aviation(e)	1M SOFR + 2.75%	9/25/2028	1,984,655	1,993,506
Century Casinos, Inc.(e)	1M SOFR + 6.00%, 0.75% Floor	4/2/2029	3,035,127	2,970,630
Delivery Hero(e)	3M SOFR + 5.00%	12/12/2029	1,685,624	1,689,838
DS Parents, INC.(e)	3M SOFR + 5.50%	12/13/2030	2,890,475	2,736,326
ECL Entertainment LLC(e)	1M SOFR + 3.50%, 0.75% Floor	8/30/2030	3,039,377	3,052,689
J&J Ventures Gaming LLC(e)	1M SOFR + 4.25%, 0.75% Floor	4/26/2028	1,712,063	1,716,343
Libbey Glass LLC(e)	3M SOFR + 6.50%, 0.75% Floor	11/22/2027	1,783,961	1,727,462
Mad Engine Global LLC(e)	3M SOFR + 7.00%, 1.00% Floor	7/16/2027	2,269,011	1,948,514
Mountaineer Merger Corp.(e)	6M SOFR + 7.00%, 0.75% Floor	10/26/2028	2,766,428	2,217,292
Petco Health & Wellness(e)	3M SOFR + 3.25%	3/6/2028	2,102,497	2,038,329
PetSmart(e)	1M SOFR + 3.75%	2/14/2028	2,133,773	2,123,104
Regal Cineworld TL(e)	1M SOFR + 5.25%	10/31/2031	2,495,000	2,491,881
Restoration Hardware Inc.(e)	1M SOFR + 2.50%, 0.50% Floor	10/20/2028	3,015,145	2,983,124
Sabre GLBL, Inc.(e)	1M SOFR + 4.25%, 0.50% Floor	6/30/2028	87,501	84,822
Sabre GLBL, Inc.(e)	1M SOFR + 3.50%, 0.50% Floor	12/17/2027	2,487,377	2,412,756
Socotec TL(e)	1M SOFR + 4.00%	6/2/2028	3,000,000	2,992,500
Springs Window Fashions(e)	4.500%	12/18/2028	379,331	383,125
Springs Window Fashions TL(e)	4.500%	12/18/2028	568,997	574,687
Springs Window Fashions Tranche A-2(e)	1M SOFR + 4.00%	10/6/2028	1,513,619	1,354,689
Swissport(e)	3M SOFR + 3.75%	5/2/2028	1,544,350	1,561,075
Travelport Finance Luxembourg Sarl(e)	3M SOFR + 7.00%, 1.00% Floor	9/29/2028	2,405,654	2,244,523
US LBM TL(e)	1M SOFR + 3.75%	6/6/2031	1,816,037	1,798,076
Veritiv TL(e)	3M SOFR + 4.50%	12/2/2030	1,734,437	1,738,339
Warhorse Gaming, LLC(e)	1M SOFR + 9.25%	6/15/2028	5,083,743	5,261,674
Total Consumer, Cyclical				52,182,086

Consumer, Non-cyclical (8.47%)
Alphia(e)	1M SOFR + 5.00%	5/2/2028	2,488,950	2,418,439
Bausch Health Americas, Inc.(e)	1M SOFR + 5.25%, 0.50% Floor	2/1/2027	2,061,460	2,008,212
Carestream Health, Inc.(e)	3M SOFR + 7.50%, 1.00% Floor	9/30/2027	5,585,336	4,193,191
Envision Healthcare Operating, INC. TL 1L(e)	1M SOFR + 8.25%	12/30/2027	5,280,359	5,333,162
Global Medical Response PIK(e)	1M SOFR + 5.50%	10/2/2028	4,596,105	4,604,745
Jazz Pharmaceuticals(e)	1M SOFR + 2.25%	5/2/2028	2,674,442	2,679,631
LifeScan Global Corp.(e)	3M SOFR + 6.50%	12/31/2026	11,181,184	3,787,626
Medline Borrower LP(e)	0.50% Floor	10/23/2028	593,878	595,475
MODIVCARE(e)	3M SOFR + 4.75%	6/20/2031	2,810,875	2,646,917
Naked Juice LLC(e)	3M SOFR + 3.25%, 0.50% Floor	1/24/2029	4,892,433	3,203,712
Nutrisystem TL(e)	1M SOFR + 6.25%	10/19/2030	3,391,307	2,662,176
Nutrisystem TL(e)	1M SOFR + 5.00%	4/19/2030	2,140,193	2,140,194
Pluto Acquisition I, Inc.(e)	3M SOFR + 4.00%	9/20/2028	4,962,192	4,507,308
Radiology Partners(e)	3M SOFR + 5.00%	1/31/2029	734,128	723,850
Team Health Holdings, Inc.(e)	3M SOFR + 5.25%, 1.00% Floor	3/2/2027	6,972,907	6,728,855
Two Kings Casino TL(e)	1M SOFR + 5.00%	12/12/2031	2,425,000	2,425,000
US Fertility Enterprises(e)	3M SOFR + 4.50%	10/7/2031	76,666	77,194
US Fertility Enterprises TL(e)	3M SOFR + 4.50%	10/7/2031	1,686,662	1,698,266
Total Consumer, Non-cyclical				52,433,953

Energy (2.51%)
EPIC Y-Grade Services(e)	3M SOFR + 5.75%	6/29/2029	2,624,024	2,626,070
Goodnight(e)	1M SOFR + 5.25%	5/23/2029	2,205,063	2,207,819
IMTT(e)	1M SOFR + 2.75%	5/2/2028	1,985,000	1,994,429
New Fortress Energy(e)	3M SOFR + 5.00%	10/27/2028	4,752,000	4,532,838
Spencer Spirit(e)	3M SOFR + 5.50%	6/25/2031	4,184,513	4,200,204
Total Energy				15,561,360

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Financials (2.35%)
Acrisure(e)	1M SOFR + 3.00%	11/6/2030	$4,690,595	$4,689,140
Asurion(e)	1M SOFR + 4.25%	9/12/2030	2,931,716	2,921,250
HUB International, Ltd.(e)	3M SOFR + 2.75%, 0.75% Floor	6/20/2030	3,190,292	3,206,244
LifeMiles(e)	3M SOFR + 5.25%	8/31/2026	2,143,994	2,141,314
Russell Investments PIK(e)	1M SOFR + 5.00%	6/1/2027	1,645,920	1,566,192
Total Financials				14,524,140

Industrials (2.06%)
Arconic(e)	1M SOFR + 3.75%	8/19/2030	2,323,056	2,339,898
Flynn Canada Ltd., TL(e)	1M SOFR + 4.50%	7/31/2028	3,407,895	3,382,336
LRS Holdings LLC(e)	1M SOFR + 4.25%, 0.75% Floor	8/31/2028	2,955,908	2,789,638
Pixelle Receivables Bridge(e)	1M SOFR + 7.00%	6/11/2025	171,137	171,137
Tenneco(e)	3M SOFR + 5.00%	11/17/2028	2,791,219	2,705,863
Trinseo(e)	3M SOFR + 2.50%	12/12/2029	2,134,832	1,399,660
Total Industrials				12,788,532

Technology (5.21%)
Avaya Inc.(e)	1M SOFR + 7.50%	8/1/2028	6,299,495	5,316,774
BCP V Everise Acquisition LLC(e)	3M SOFR + 6.00%	12/20/2029	2,507,094	2,375,471
Castle US Holding Corp.(e)	1M SOFR + 3.75%	1/29/2027	1,467,067	859,276
Castle US Holding Corp.(e)	3M SOFR + 4.00%, 0.75% Floor	1/29/2027	1,720,643	972,163
Magenta Security Holdings, LLC First Out(e)	3M SOFR + 6.75%	7/27/2028	2,813,405	2,588,332
Magenta Security Holdings, LLC Second Out(e)	3M SOFR + 1.50%	7/27/2028	3,440,239	2,023,996
Magenta Security Holdings, LLC Third Out(e)	3M SOFR + 1.50%	7/27/2028	621,298	208,800
Mavenir Bridge Facility(e)	3M SOFR + 10.00%	1/31/2025	821,670	821,670
Mavenir Systems, Inc.(e)	3M SOFR + 4.75%, 0.50% Floor	8/18/2028	5,129,884	3,571,682
Mavenir TL(d)(e)	3M SOFR + 10.00%	1/31/2025	1,629,026	1,562,115
McAfee Enterprise(e)	3M SOFR + 6.25%	7/27/2028	741,141	753,882
Mobileum PIK EXIT(e)	3M SOFR + 0.00%	9/12/2029	2,286,812	2,183,905
Quest Software, Inc.(e)	3M SOFR +4.25%, 0.50% Floor	2/1/2029	2,897,823	1,444,391
Sandisk TL(e)	1M SOFR + 3.00%	12/15/2031	3,120,000	3,061,500
Sandvine Corp.(e)	3M SOFR + 0.00%	11/3/2025	6,999,164	262,469
Sandvine DDTL(e)	6M SOFR + 9.00%	10/3/2025	2,059,314	2,059,314
Sandvine DDTL(e)	6M SOFR + 9.00%	10/1/2025	650,310	650,310
SS&C Technologies(e)	1M SOFR + 2.00%	5/9/2031	1,551,491	1,554,997
Total Technology				32,271,047

TOTAL BANK LOANS
(Cost $217,402,488)				207,262,098

CONVERTIBLE CORPORATE BOND (0.34%)
Consumer, Cyclical (0.05%)
Liberty Interactive LLC	4.000%	11/15/2029	270,000	82,350
Liberty Interactive LLC	3.750%	2/15/2030	840,000	243,441
Total Consumer, Cyclical				325,791

Financials (0.29%)
Finance of America Funding LLC(f)	10.000%	11/30/2029	1,452,000	1,800,480

TOTAL CONVERTIBLE CORPORATE BOND
(Cost $1,704,822)				2,126,271

	Rate	Maturity Date	Principal Amount	Value (Note 2)
CORPORATE BOND (59.42%)
Basic Materials (6.12%)
ASP Unifrax Holdings, Inc.(f)(g)	7.100%	9/30/2029	$1,229,187	$808,191
Axalta Coating Systems LLC(f)	3.375%	2/15/2029	2,955,000	2,688,546
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP(f)	8.750%	7/15/2026	4,385,000	4,127,888
Cleveland-Cliffs, Inc.(f)	7.000%	3/15/2032	1,750,000	1,716,715
Domtar Corp.(f)	6.750%	10/1/2028	5,580,000	5,133,854
First Quantum Minerals, Ltd.(f)	8.625%	6/1/2031	3,115,000	3,205,193
First Quantum Minerals, Ltd.(f)	9.375%	3/1/2029	270,000	286,709
INEOS Finance PLC(f)	7.500%	4/15/2029	1,840,000	1,884,850
Innophos Holdings, Inc.(f)	11.500%	6/15/2029	4,908,750	5,080,556
Methanex US Operations, Inc.(f)	6.250%	3/15/2032	2,415,000	2,387,796
Mineral Resources, Ltd.(f)	8.500%	5/1/2030	2,500,000	2,551,638
Rain Carbon, Inc.(f)	12.250%	9/1/2029	3,300,000	3,485,996
Rain CII Carbon LLC / CII Carbon Corp.(f)	7.250%	4/1/2025	73,000	72,836
Tronox, Inc.(f)	4.625%	3/15/2029	4,940,000	4,439,193
Total Basic Materials				37,869,961

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Communications (11.39%)
Altice Financing SA(f)	5.750%	8/15/2029	$2,790,000	$2,043,675
Altice France SA(f)	5.500%	10/15/2029	1,435,000	1,090,146
Beasley Mezzanine Holdings LLC(f)	9.200%	8/1/2028	2,601,000	1,426,597
CCO Holdings LLC / CCO Holdings Capital Corp.(f)	5.375%	6/1/2029	3,945,000	3,767,475
CCO Holdings LLC / CCO Holdings Capital Corp.(f)	4.500%	8/15/2030	3,215,000	2,885,848
CCO Holdings LLC / CCO Holdings Capital Corp.(f)	4.250%	1/15/2034	1,960,000	1,590,128
Charter Communications Operating LLC / Charter Communications Operating Capital	6.550%	6/1/2034	1,560,000	1,597,360
Ciena Corp.(f)	4.000%	1/31/2030	1,850,000	1,699,630
CMG Media Corp.(f)	8.875%	6/18/2029	4,130,000	3,098,450
CommScope LLC(f)	7.125%	7/1/2028	260,000	228,787
CommScope LLC(f)	8.250%	3/1/2027	2,050,000	1,958,002
CommScope LLC(f)	6.000%	3/1/2026	885,000	880,575
CSC Holdings LLC(f)	7.500%	4/1/2028	1,100,000	752,881
CSC Holdings LLC(f)	6.500%	2/1/2029	2,585,000	2,173,694
Dish DBS Corp.	7.375%	7/1/2028	1,205,000	860,709
Dish DBS Corp.	7.750%	7/1/2026	1,515,000	1,267,601
Dish DBS Corp.(f)	5.250%	12/1/2026	3,190,000	2,900,471
Dish DBS Corp., Series WI	5.125%	6/1/2029	1,000,000	643,000
Gray Television, Inc.(f)	4.750%	10/15/2030	2,440,000	1,320,650
Gray Television, Inc.(f)	10.500%	7/15/2029	2,825,000	2,822,833
Gray Television, Inc.(f)	5.375%	11/15/2031	2,560,000	1,365,488
Gray Television, Inc.(f)	7.000%	5/15/2027	1,355,000	1,309,079
GrubHub Holdings, Inc.(f)	5.500%	7/1/2027	3,755,000	3,287,398
Level 3 Financing, Inc.(f)	3.875%	10/15/2030	1,745,000	1,388,322
Level 3 Financing, Inc.(f)	4.875%	6/15/2029	675,000	587,250
Level 3 Financing, Inc.(f)	11.000%	11/15/2029	549,309	617,286
Level 3 Financing, Inc.(f)	10.500%	5/15/2030	985,000	1,070,818
Level 3 Financing, Inc.(f)	4.500%	4/1/2030	590,000	488,885
Level 3 Financing, Inc.(f)	3.625%	1/15/2029	800,000	639,211
Level 3 Financing, Inc.(f)	3.750%	7/15/2029	735,000	576,975
Lumen Technologies, Inc., Series P	7.600%	9/15/2039	1,250,000	1,019,516
Lumen Technologies, Inc., Series U	7.650%	3/15/2042	590,000	479,375
Lumen Technologies, Inc.(f)	4.125%	4/15/2029	423,184	382,274
Lumen Technologies, Inc.(f)	4.125%	4/15/2030	423,226	375,710
McGraw-Hill Education, Inc.(f)	5.750%	8/1/2028	2,800,000	2,733,920
McGraw-Hill Education, Inc.(f)	7.375%	9/1/2031	800,000	818,614
Paramount Global	5.500%	5/15/2033	2,100,000	1,967,720
Sirius XM Radio LLC(f)	3.875%	9/1/2031	3,842,000	3,211,459
Spanish Broadcasting System, Inc.(f)	9.750%	3/1/2026	4,390,000	2,882,474
Urban One, Inc.(f)	7.375%	2/1/2028	6,130,000	3,815,925
Vmed O2 UK Financing I PLC(f)	4.250%	1/31/2031	3,475,000	2,960,216
Zayo Group Holdings, Inc.(f)	4.000%	3/1/2027	1,455,000	1,340,518
Zayo Group Holdings, Inc.(f)	6.125%	3/1/2028	2,565,000	2,186,663
Total Communications				70,513,608

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer, Cyclical (9.92%)
1011778 BC ULC / New Red Finance, Inc.(f)	3.875%	1/15/2028	$2,500,000	$2,363,876
1011778 BC ULC / New Red Finance, Inc.(f)	4.375%	1/15/2028	1,500,000	1,434,192
Academy, Ltd.(f)	6.000%	11/15/2027	1,750,000	1,738,786
Bath & Body Works, Inc.(f)	6.625%	10/1/2030	2,890,000	2,911,675
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC(f)	4.875%	2/15/2030	535,000	483,396
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC(f)	5.000%	6/15/2029	2,985,000	2,774,309
Caesars Entertainment, Inc.(f)	7.000%	2/15/2030	2,620,000	2,670,618
Carnival Corp.(f)	4.000%	8/1/2028	1,870,000	1,773,747
Carnival Corp.(f)	10.500%	6/1/2030	2,240,000	2,394,358
Carnival Holdings Bermuda, Ltd.(f)	10.375%	5/1/2028	2,360,000	2,514,250
Empire Resorts, Inc.(f)	7.750%	11/1/2026	3,360,000	3,210,144
Genting New York LLC / GENNY Capital, Inc.(f)	7.250%	10/1/2029	2,000,000	2,059,056
Hilton Domestic Operating Co., Inc.(f)	4.000%	5/1/2031	4,505,000	4,050,089
International Game Technology PLC(f)	6.250%	1/15/2027	1,550,000	1,559,688
International Game Technology PLC(f)	5.250%	1/15/2029	940,000	915,090
Jacobs Entertainment, Inc.(f)	6.750%	2/15/2029	3,970,000	3,831,050
Landsea Homes Corp.(f)	8.875%	4/1/2029	1,675,000	1,665,285
Liberty Interactive LLC	8.500%	7/15/2029	4,125,000	1,997,686
Liberty Interactive LLC	8.250%	2/1/2030	665,000	307,230
QVC, Inc.(f)	6.875%	4/15/2029	2,725,000	2,217,196
Studio City Finance, Ltd.(f)	5.000%	1/15/2029	2,530,000	2,301,673
SWF Holdings I Corp.(f)	6.500%	10/1/2029	930,000	576,995
United Airlines, Inc.(f)	4.375%	4/15/2026	2,520,000	2,477,614
Victoria's Secret & Co.(f)	4.625%	7/15/2029	3,045,000	2,770,331
Walgreens Boots Alliance, Inc.	4.800%	11/18/2044	2,175,000	1,552,045
Wynn Macau, Ltd.(f)	5.125%	12/15/2029	705,000	655,057
Wynn Macau, Ltd.(f)	5.625%	8/26/2028	1,805,000	1,732,800
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(f)	7.125%	2/15/2031	2,045,000	2,129,847
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(f)	6.250%	3/15/2033	860,000	845,066
Yum! Brands, Inc.	6.875%	11/15/2037	2,335,000	2,533,864
Yum! Brands, Inc.	3.625%	3/15/2031	1,135,000	1,004,245
Total Consumer, Cyclical				61,451,258

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer, Non-cyclical (11.86%)
Akumin, Inc.(f)	8.000%	8/1/2028	$305,000	$249,516
Akumin, Inc.(f)(g)	9.000%	8/1/2027	6,895,000	6,125,058
Bellis Acquisition Co. PLC(f)	8.125%	5/14/2030	1,245,000	1,503,986
Charles River Laboratories International, Inc.(f)	3.750%	3/15/2029	2,450,000	2,244,347
CPI CG, Inc.(f)	10.000%	7/15/2029	1,840,000	1,962,699
DaVita, Inc.(f)	3.750%	2/15/2031	2,310,000	1,995,263
DaVita, Inc.(f)	6.875%	9/1/2032	130,000	130,957
Deluxe Corp.(f)	8.125%	9/15/2029	2,935,000	2,969,853
Embecta Corp.(f)	5.000%	2/15/2030	310,000	284,503
Embecta Corp.(f)	6.750%	2/15/2030	2,590,000	2,461,148
Global Medical Response, Inc.(f)(g)	10.000%	10/31/2028	4,960,232	4,979,918
Medline Borrower LP(f)	3.875%	4/1/2029	2,825,000	2,613,551
Molina Healthcare, Inc.(f)	3.875%	11/15/2030	3,735,000	3,323,945
New Albertsons LP	7.450%	8/1/2029	4,000,000	4,134,000
New Albertsons LP	8.000%	5/1/2031	2,500,000	2,629,062
Nidda Healthcare Holding GmbH(e)(f)	3M EUR L + 3.75%	10/23/2030	1,410,000	1,472,271
Organon & Co. / Organon Foreign Debt Co-Issuer BV(f)	5.125%	4/30/2031	1,890,000	1,699,060
Perrigo Finance Unlimited Co., Series USD	6.125%	9/30/2032	1,500,000	1,472,400
Radiology Partners, Inc.(f)(g)	7.775%	1/31/2029	6,487,135	6,397,937
Radiology Partners, Inc.(f)(g)	9.781%	2/15/2030	3,928,289	3,677,861
Raven Acquisition Holdings LLC(f)	6.875%	11/15/2031	1,980,000	1,962,247
StoneMor, Inc.(f)	8.500%	5/15/2029	3,430,000	3,069,507
Team Health Holdings, Inc.(f)(g)	13.500%	6/30/2028	3,988,082	4,388,219
Tenet Healthcare Corp.	4.625%	6/15/2028	7,270,000	6,957,311
United Rentals North America, Inc.	4.000%	7/15/2030	5,200,000	4,739,367
Total Consumer, Non-cyclical				73,443,986

Energy (5.87%)
Antero Midstream Partners LP / Antero Midstream Finance Corp.(f)	5.375%	6/15/2029	2,560,000	2,493,184
Baytex Energy Corp.(f)	7.375%	3/15/2032	2,465,000	2,401,625
Blue Racer Midstream LLC / Blue Racer Finance Corp.(f)	7.000%	7/15/2029	960,000	980,121
Blue Racer Midstream LLC / Blue Racer Finance Corp.(f)	7.250%	7/15/2032	960,000	984,823
Civitas Resources, Inc.(f)	8.625%	11/1/2030	1,640,000	1,714,874
EnLink Midstream LLC	5.375%	6/1/2029	970,000	970,537
EnLink Midstream LLC(f)	6.500%	9/1/2030	2,010,000	2,102,138
EnLink Midstream Partners LP	5.600%	4/1/2044	1,015,000	930,184
Genesis Energy LP / Genesis Energy Finance Corp.	8.000%	5/15/2033	3,840,000	3,755,904
Genesis Energy LP / Genesis Energy Finance Corp.	8.875%	4/15/2030	1,030,000	1,048,025
Greenfire Resources, Ltd.(f)	12.000%	10/1/2028	2,955,000	3,165,174
Hilcorp Energy I LP / Hilcorp Finance Co.(f)	7.250%	2/15/2035	1,780,000	1,672,630
New Fortress Energy, Inc.(f)	8.750%	3/15/2029	255,000	217,834
Occidental Petroleum Corp.	6.125%	1/1/2031	1,900,000	1,940,468
Transocean, Inc.	7.500%	4/15/2031	1,795,000	1,636,001
Transocean, Inc.(f)	8.000%	2/1/2027	829,000	827,394
Transocean, Inc.(f)	8.750%	2/15/2030	2,103,750	2,170,577
Valaris, Ltd.(f)	8.375%	4/30/2030	2,375,000	2,398,867
Venture Global Calcasieu Pass LLC(f)	4.125%	8/15/2031	3,635,000	3,255,504
Venture Global Calcasieu Pass LLC(f)	3.875%	11/1/2033	1,990,000	1,703,833
Total Energy				36,369,697

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Financials (10.54%)
Apollo Commercial Real Estate Finance, Inc.(f)	4.625%	6/15/2029	$4,170,000	$3,612,262
Barclays PLC(e)(h)	9.625%	Perpetual	2,880,000	3,170,124
Diversified Healthcare Trust	4.375%	3/1/2031	6,950,000	5,090,490
Diversified Healthcare Trust	4.750%	2/15/2028	655,000	562,154
Finance of America Funding LLC(f)	7.875%	11/30/2026	1,937,142	1,793,793
Freedom Mortgage Corp.(f)	7.625%	5/1/2026	500,000	501,419
Freedom Mortgage Corp.(f)	6.625%	1/15/2027	2,310,000	2,304,297
Freedom Mortgage Corp.(f)	12.000%	10/1/2028	1,620,000	1,758,452
Icahn Enterprises LP / Icahn Enterprises Finance Corp.	9.000%	6/15/2030	3,085,000	2,960,674
Icahn Enterprises LP / Icahn Enterprises Finance Corp.(f)	10.000%	11/15/2029	715,000	713,212
Intesa Sanpaolo SpA(e)(f)	1Y US TI + 2.75%	6/1/2042	2,500,000	1,922,136
Jefferies Finance LLC / JFIN Co.-Issuer Corp.(f)	6.625%	10/15/2031	1,155,000	1,152,816
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.(f)	4.250%	2/1/2027	3,390,000	3,268,830
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.(f)	4.750%	6/15/2029	1,380,000	1,303,281
LD Holdings Group LLC(f)	8.750%	11/1/2027	1,336,000	1,286,067
LD Holdings Group LLC(f)	6.125%	4/1/2028	1,285,000	1,102,932
Lloyds Banking Group PLC(e)(h)	7.500%	Perpetual	3,170,000	3,192,399
Midcap Financial Issuer Trust(f)	6.500%	5/1/2028	2,350,000	2,293,440
Midcap Financial Issuer Trust(f)	5.625%	1/15/2030	2,235,000	2,047,986
Navient Corp.	5.500%	3/15/2029	1,105,000	1,042,786
Navient Corp.	5.625%	8/1/2033	2,110,000	1,826,164
OneMain Finance Corp.	7.500%	5/15/2031	1,310,000	1,348,973
OneMain Finance Corp.	7.125%	11/15/2031	735,000	748,781
OneMain Finance Corp.	5.375%	11/15/2029	2,615,000	2,514,538
PennyMac Financial Services, Inc.(f)	7.875%	12/15/2029	760,000	796,237
PennyMac Financial Services, Inc.(f)	5.375%	10/15/2025	1,325,000	1,319,406
PennyMac Financial Services, Inc.(f)	4.250%	2/15/2029	2,890,000	2,679,101
Service Properties Trust	4.950%	10/1/2029	485,000	382,665
Service Properties Trust	4.375%	2/15/2030	345,000	259,899
Service Properties Trust	5.500%	12/15/2027	1,080,000	1,010,931
Service Properties Trust(f)	8.625%	11/15/2031	3,190,000	3,320,790
Starwood Property Trust, Inc.(f)	3.625%	7/15/2026	4,835,000	4,669,349
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC(f)	6.000%	1/15/2030	935,000	821,281
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC(f)	6.500%	2/15/2029	880,000	797,500
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC(f)	10.500%	2/15/2028	1,590,000	1,695,338
Total Financials				65,270,503

Industrials (2.55%)
Ball Corp.	3.125%	9/15/2031	4,100,000	3,477,292
Builders FirstSource, Inc.(f)	6.375%	3/1/2034	1,400,000	1,379,602
Coherent Corp.(f)	5.000%	12/15/2029	2,645,000	2,522,378
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC(f)	6.750%	4/1/2032	1,670,000	1,678,655
TransDigm, Inc.(f)	7.125%	12/1/2031	6,550,000	6,699,143
Total Industrials				15,757,070

Technology (0.46%)
Pitney Bowes, Inc.(f)	6.875%	3/15/2027	1,190,000	1,189,219
Pitney Bowes, Inc.(f)	7.250%	3/15/2029	1,660,000	1,627,838
Total Technology				2,817,057

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Utilities (0.71%)
Vistra Corp.(e)(f)(h)	5Y US TI + 5.74%	Perpetual	$3,400,000	$3,405,882
Vistra Operations Co. LLC(f)	5.625%	2/15/2027	1,000,000	995,721
Total Utilities				4,401,603

TOTAL CORPORATE BOND
(Cost $359,897,394)				367,894,743

RIGHTS AND WARRANTS (0.00%)
(0.00%)
Mavenir Warrants, Strike Price: $3.00		10/16/2028	$1,430,590	$14
TOTAL RIGHTS AND WARRANTS
(Cost $–)				14

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (7.97%)
State Street Institutional US Government Money Market Fund, Premier Class	4.425%	49,345,752	$49,345,752

TOTAL SHORT TERM INVESTMENTS
(Cost $49,345,752)			49,345,752

TOTAL INVESTMENTS (102.10%)
(Cost $633,844,009)			$632,188,553

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.10%)			(13,024,426)

NET ASSETS (100.00%)			$619,164,127

(a)	Non-income producing security.
(b)	Security deemed to be restricted as of December 31, 2024. As of December 31, 2024, the fair value of restricted securities in the aggregate was $983,545 representing 0.16% of the Fund’s net assets.
(c)	Security deemed to be illiquid under the procedures approved by the Fund's Board of Trustees. As of December 31, 2024, the fair value of illiquid securities in the aggregate was $5,559,675, representing 0.90% of the Fund's net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(e)	Floating or variable rate security. The reference rate is described below. The rate in effect as of December 31, 2024 is based on the reference rate plus the displayed spread as of the securities last reset date.
(f)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024 the fair value of securities restricted under Rule 144A in the aggregate was $296,663,743, representing 47.91% of net assets.
(g)	Payment in-kind.
(h)	Security is a perpetual bond.

Investment Abbreviations:

SOFR - Standard Overnight Financing Rate

Rates:

3M EUR L - 3 Month EURIBOR as of December 31, 2024 was 2.71%

1M SOFR - 1 Month SOFR as of December 31, 2024 was 4.33%

3M SOFR - 3 Month SOFR as of December 31, 2024 was 4.31%

6M SOFR - 3 Month SOFR as of December 31, 2024 was 4.25%

1Y US TI - 5 Year US Treasury Index as of December 31, 2024 was 4.16%

5Y US TI - 5 Year US Treasury Index as of December 31, 2024 was 4.38%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Fund's management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of the Fund's net assets. (Unaudited)

See Notes to Quarterly Portfolio of Investments.

Brigade High Income Fund

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Communications	$24,499	$806,360	$–	$830,859
Consumer, Cyclical	–	374,310	–	374,310
Consumer, Non-cyclical	–	2,810,409	18,662	2,829,071
Technology	–	–	1,525,435	1,525,435
Bank Loans
	–	16,386,586	1,562,115	34,004,506
Basic Materials	–	3,798,713	–	3,798,713
Communications	–	19,754,989	–	19,754,989
Consumer, Cyclical	–	40,848,789	–	40,848,789
Consumer, Non-cyclical	–	43,431,123	–	43,431,123
Energy	–	15,561,360	–	15,561,360
Financials	–	12,957,949	–	12,957,949
Industrials	–	12,788,532	–	12,788,532
Technology	–	23,853,668	–	24,116,137
Convertible Corporate Bond
Consumer, Cyclical	–	325,791	–	325,791
Financials	–	1,800,480	–	1,800,480
Corporate Bond
Basic Materials	–	37,869,961	–	37,869,961
Communications	–	70,513,608	–	70,513,608
Consumer, Cyclical	–	61,451,258	–	61,451,258
Consumer, Non-cyclical	–	73,443,986	–	73,443,986
Energy	–	36,369,697	–	36,369,697
Financials	–	65,270,503	–	65,270,503
Industrials	–	15,757,070	–	15,757,070
Technology	–	2,817,057	–	2,817,057
Utilities	–	4,401,603	–	4,401,603
Short Term Investments	49,345,752	–	–	49,345,752
Total	$49,370,251	$563,393,816	$3,106,212	$632,188,553

Notes to Quarterly Portfolio of Investments

December 31, 2024 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Brigade High Income Fund (the “Fund”). The Fund is diversified, and its investment objective is current income, with capital appreciation as a secondary objective. The Fund currently offers Founders Class shares that commenced operations on May 2, 2023 and Institutional Class shares that commenced operations on May 5, 2023. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board” or “Trustees”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE), normally 4:00p.m. Eastern Time, on each day the NYSE is open.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable or otherwise not representative of market conditions at the time of the valuation determination, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. High yield bonds and notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Fund’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more third party pricing services or dealers.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Money market funds, representing short-term investments, are valued at their Net Asset Value (“NAV”).

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the period, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund in the Trust and are apportioned among classes based on average net assets of each class. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statement of Operations.

Distributions to Shareholders: The Fund normally pays dividends, if any, monthly, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Loan Assignments: The Fund acquires loans via loan assignments. The Fund considers loans acquired via assignment to be investments in debt instruments. When the Fund purchases loans from lenders via assignment, the Fund will acquire direct rights against the borrower on the loan except that under certain circumstances such rights may be more limited than those held by the assigning lender. Loans and debt instruments are subject to credit risk. Credit risk relates to the ability of the borrower under such fixed income instruments to make interest and principal payments as they become due.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. In such a market, the value of such investments, and as a result the Fund’s share price, may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high yield securities in particular may be less liquid than higher quality fixed income securities, and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.